PRINCIPAL ACCOUNTING POLICIES - Property, Equipment and Software, net and Intangible Assets with Definite Lives (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Indefinite lived intangible assets	¥ 0
Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Finite lived intangible assets, useful life	3 years
Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Finite lived intangible assets, useful life	5 years
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Electronic equipment | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, useful lives	3 years
Electronic equipment | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, useful lives	5 years
Furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, useful lives	5 years
Software purchased
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, useful lives	5 years
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, useful lives	5 years